UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Windcrest Discovery Investments LLC

Address:   57 Danbury Road - Suite 204
           Wilton, CT 06897

13F File Number: 028-11649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Edwards
Title:  Managing Member
Phone:  (203) 529-4300


Signature, Place and Date of Signing:

/s/  David Edwards                Wilton, CT               November 10, 2008
----------------------     --------------------------    ----------------------
   [Signature]                    [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  75

Form 13F Information Table Value Total: $72,043
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number                 Name

1            028-12175                         WD Offshore Fund, Ltd.

                        FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6     COLUMN 7        COLUMN 8
                                                           VALUE      SHS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION      MGRS
                                                                                                                  SOLE  SHARED  NONE
                                                                                         SOLE  SHARED               # OF EACH TYPE
ALLIANT TECHSYSTEMS INC       COM              018804104    1,155     12,300  SH         SOLE                    12,300
AMEDISYS INC                  COM              023436108      808     16,600  SH         SOLE                    16,600
AMERIGROUP CORP               COM              03073T102    1,234     48,900  SH         SOLE                    48,900
AMN HEALTHCARE SERVICES INC   COM              001744101      945     53,800  SH         SOLE                    53,800
AMSURG CORP                   COM              03232P405    1,261     49,500  SH         SOLE                    49,500
BANK HAWAII CORP              COM              062540109      679     12,700  SH         SOLE                    12,700
BE AEROSPACE INC              COM              073302101      481     30,400  SH         SOLE                    30,400
CABOT OIL & GAS CORP          COM              127097103      788     21,800  SH         SOLE                    21,800
CAMDEN NATL CORP              COM              133034108      419     12,000  SH         SOLE                    12,000
CARBO CERAMICS INC            COM              140781105      826     16,000  SH         SOLE                    16,000
CAREER EDUCATION CORP         COM              141665109      577     35,300  SH         SOLE                    35,300
CASS INFORMATION SYS INC      COM              14808P109    1,179     32,900  SH         SOLE                    32,900
CENTER FINL CORP CALIF        COM              15146E102      416     32,600  SH         SOLE                    32,600
CITY HLDG CO                  COM              177835105      710     16,800  SH         SOLE                    16,800
COMPUWARE CORP                COM              205638109      873     90,100  SH         SOLE                    90,100
CORE LABORATORIES N V         COM              N22717107      709      7,000  SH         SOLE                     7,000
CRA INTL INC                  COM              12618T105      412     15,000  SH         SOLE                    15,000
DUFF & PHELPS CORP NEW        CL A             26433B107    1,159     55,100  SH         SOLE                    55,100
DUN & BRADSTREET CORP DEL NE  COM              26483E100    1,689     17,900  SH         SOLE                    17,900
FACTSET RESH SYS INC          COM              303075105      439      8,400  SH         SOLE                     8,400
GALLAGHER ARTHUR J & CO       COM              363576109      513     20,000  SH         SOLE                    20,000
GENTIVA HEALTH SERVICES INC   COM              37247A102    1,327     49,260  SH         SOLE                    49,260
GLOBAL PMTS INC               COM              37940X102    1,216     27,100  SH         SOLE                    27,100
HANGER ORTHOPEDIC GROUP INC   COM NEW          41043F208      555     31,800  SH         SOLE                    31,800
HEALTH NET INC                COM              42222G108      887     37,600  SH         SOLE                    37,600
HEALTHEXTRAS INC              COM              422211102      907     34,709  SH         SOLE                    34,709
HEALTHSPRING INC              COM              42224N101    1,320     62,380  SH         SOLE                    62,380
HEALTHWAYS INC                COM              422245100      754     46,600  SH         SOLE                    46,600
HEICO CORP NEW                CL A             422806208      687     24,500  SH         SOLE                    24,500
HOUSTON WIRE & CABLE CO       COM              44244K109    1,192     69,400  SH         SOLE                    69,400
HUB GROUP INC                 CL A             443320106    1,058     28,100  SH         SOLE                    28,100
IMS HEALTH INC                COM              449934108    1,101     58,200  SH         SOLE                    58,200
INTERNATIONAL BANCSHARES COR  COM              459044103      386     14,300  SH         SOLE                    14,300
ITT EDUCATIONAL SERVICES INC  COM              45068B109    1,578     19,500  SH         SOLE                    19,500
J2 GLOBAL COMMUNICATIONS INC  COM NEW          46626E205      782     33,500  SH         SOLE                    33,500
JDA SOFTWARE GROUP INC        COM              46612K108      722     47,500  SH         SOLE                    47,500
K TRON INTL INC               COM              482730108      747      5,800  SH         SOLE                     5,800
KENDLE INTERNATIONAL INC      COM              48880L107      570     12,760  SH         SOLE                    12,760
LANDAUER INC                  COM              51476K103    1,819     25,000  SH         SOLE                    25,000
LUFKIN INDS INC               COM              549764108      984     12,400  SH         SOLE                    12,400
MAGELLAN HEALTH SVCS INC      COM NEW          559079207    1,490     36,300  SH         SOLE                    36,300
MAIDENFORM BRANDS INC         COM              560305104    1,016     70,000  SH         SOLE                    70,000
MANHATTAN ASSOCS INC          COM              562750109      766     34,300  SH         SOLE                    34,300
MANTECH INTL CORP             CL A             564563104    1,470     24,800  SH         SOLE                    24,800
MOLINA HEALTHCARE INC         COM              60855R100      978     31,560  SH         SOLE                    31,560
MSC INDL DIRECT INC           CL A             553530106    1,677     36,400  SH         SOLE                    36,400
NARA BANCORP INC              COM              63080P105      299     26,700  SH         SOLE                    26,700
ON ASSIGNMENT INC             COM              682159108      561     71,140  SH         SOLE                    71,140
PACER INTL INC TENN           COM              69373H106      842     51,100  SH         SOLE                    51,100
PARAMETRIC TECHNOLOGY CORP    COM NEW          699173209    1,041     56,600  SH         SOLE                    56,600
PATTERSON COMPANIES INC       COM              703395103    1,092     35,900  SH         SOLE                    35,900
PEDIATRIX MED GROUP           COM              705324101    1,384     25,670  SH         SOLE                    25,670
PEROT SYS CORP                CL A             714265105    1,608     92,700  SH         SOLE                    92,700
QUALITY SYS INC               COM              747582104    1,214     28,725  SH         SOLE                    28,725
RESOURCES CONNECTION INC      COM              76122Q105    1,159     51,425  SH         SOLE                    51,425
ROWAN COS INC                 COM              779382100      748     24,500  SH         SOLE                    24,500
SPSS INC                      COM              78462K102      593     20,200  SH         SOLE                    20,200
STANDARD PARKING CORP         COM              853790103    1,198     53,926  SH         SOLE                    53,926
STIFEL FINL CORP              COM              860630102    1,153     23,100  SH         SOLE                    23,100
SUFFOLK BANCORP               COM              864739107      437     11,100  SH         SOLE                    11,100
SUPERIOR ENERGY SVCS INC      COM              868157108      822     26,400  SH         SOLE                    26,400
SVB FINL GROUP                COM              78486Q101    1,054     18,200  SH         SOLE                    18,200
SYBASE INC                    COM              871130100      955     31,200  SH         SOLE                    31,200
SYNIVERSE HLDGS INC           COM              87163F106      947     57,000  SH         SOLE                    57,000
TECHNE CORP                   COM              878377100    1,053     14,600  SH         SOLE                    14,600
ENSIGN GROUP INC              COM              29358P101      678     39,700  SH         SOLE                    39,700
TRANSDIGM GROUP INC           COM              893641100    1,335     39,000  SH         SOLE                    39,000
UNITED ONLINE INC             COM              911268100    1,133    120,400  SH         SOLE                   120,400
VCA ANTECH INC                COM              918194101    1,076     36,500  SH         SOLE                    36,500
WABTEC CORP                   COM              929740108      768     15,000  SH         SOLE                    15,000
WATSON WYATT WORLDWIDE INC    CL A             942712100    1,139     22,900  SH         SOLE                    22,900
WESTWOOD HLDGS GROUP INC      COM              961765104      905     19,100  SH         SOLE                    19,100
WILEY JOHN & SONS INC         CL A             968223206    1,214     30,000  SH         SOLE                    30,000
WILSHIRE BANCORP INC          COM              97186T108      673     55,300  SH         SOLE                    55,300
WOLVERINE WORLD WIDE INC      COM              978097103    1,701     64,300  SH         SOLE                    64,300

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